Document and Entity Information	Apr. 30, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001580864
Document Type	8-K
Entity Registrant Name	VROOM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39315
Entity Tax Identification Number	90-1112566
City Area Code	(518)
Local Phone Number	535-9125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	VRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false